DWS Tax-Exempt Portfolio Fees and Expenses - DWS Tax Free Mony Fund Cl S [Member] - DWS Tax-Exempt Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	The Advisor has contractually agreed through July 31, 2027to waive its fees and/or reimburse certain operating expenses of DWS Tax-Free Money Fund Class S of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.48%. The agreement may only be terminated with the consent of the fund's Board.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: